Material Loss	12 Months Ended
Dec. 31, 2020
Profit Loss [Abstract]
Material Loss
11.	Material Loss

The Group has identified a number of items which are material due to the significance of their nature and/or amount. These are listed separately here to provide a better understanding of the financial performance of the group (in thousands):

	Note	2018	2019	2020
Leases (2018: operating leases)	18	$19,244	$9,449	$6,400
Research and development costs expensed		12,455	15,777	22,484
Loss/(gain) on disposal of non-current assets		1,028	(144)	-
Amortization - Intangible assets	16	16,199	85,055	177,857
Depreciation - Property, plant and equipment	17	7,338	8,972	12,094
Depreciation - Right-of-use assets	18	-	19,564	27,272
Impairment losses on intangible assets	16	-	-	36,269
Impairment losses on property, plant and equipment	17	-	-	757
Impairment losses on right-of-use assets	18	-	-	2,234
Transaction related legal and advisory expenses		-	15,374	24,598
Change on remeasurement of put and call option liabilities	9	-	(43,247)	288,853
Change in fair value of convertible note embedded derivatives	9	-	-	2,354,720
Change in fair value of acquisition related consideration	9	-	21,526	-
Loss on impairment of investments carried at fair value			5,000	235

Following the adoption of IFRS 16 by the Group from January 1, 2019, lease contracts are accounted for by recognizing a right-of-use asset with a depreciation charge, and a corresponding lease liability with lease interest charged as finance cost and lease payment as cash outflow, as described in Note 2.3k. Therefore, the leases disclosed in the table above as an expense in profit or loss, arise from payments associated with short-term leases and leases of low-value assets, recognized in profit and loss on a straight-line basis. Short-term leases are leases with a lease term of twelve months or less, while low-value assets comprise IT-equipment and small items of office furniture.